Interest Expense, net (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Contract asset	$ (89)	$ (358)		$ (716)
Startup cost financing	$ 7,300	$ 7,300		$ 7,300
Legal settlements receivable percentage	50.00%	50.00%
Maruho Co, Ltd. [Member] | Cutanea Acquisition Agreement [Member]
Contract asset	$ 1,700	$ 1,700
Startup cost financing	$ 7,300	$ 7,300
Debt instrument stated percentage	6.00%	6.00%
Debt maturity date	Dec. 31, 2023	Dec. 31, 2023
Biofrontera AG [Member]
Legal settlements receivable percentage		50.00%	50.00%
Biofrontera AG [Member] | Related Party [Member]
Due from related party		$ 6,100	$ 6,100